Inventory	3 Months Ended
Mar. 31, 2011
Inventory [Abstract]
Inventory
3. Inventory:

	March 31,	December 31,
	2011	2010
Finished goods	$14,394	$13,497
Manufacturing parts, materials and other	16,979	16,063
Work in process	462	1,282

	31,835	30,842
Inventory reserves	2,630	2,453

	$29,205	$28,389